Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of reconciliation of changes in goodwill

Goodwill
($ millions)	December 31, 2018	December 31, 2017
Beginning of year	633	679
Exchange adjustments	57	(46)
End of year	690	633